Schedule - Supplementary Insurance Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs	$ 4,063		$ 3,778		$ 3,249
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses	40,730		36,765		36,154
Supplementary Insurance Information, Unearned premiums	0	[1]	0	[1]	0	[1]
Supplementary Insurance Information, Other policy claims and benefits payable	0	[1]	0	[1]	0	[1]
Supplementary Insurance Information, Premium revenue	831		724		635
Supplementary Insurance Information, Net investment income	1,900	[2]	1,849	[2]	1,825	[2]
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses	2,598		2,421		2,265
Supplementary Insurance Information, Amortization of deferred policy acquisition costs	207		374		575
Supplementary Insurance Information, Other operating expenses	1,055	[2]	981	[2]	917	[2]
Supplementary Insurance Information, Premiums written	0		0		0
IPS - Annuity [Member]
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs	2,495		2,214		2,110
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses	12,619		10,985		12,214
Supplementary Insurance Information, Unearned premiums	0	[1]	0	[1]	0	[1]
Supplementary Insurance Information, Other policy claims and benefits payable	0	[1]	0	[1]	0	[1]
Supplementary Insurance Information, Premium revenue	518		416		334
Supplementary Insurance Information, Net investment income	546	[2]	546	[2]	551	[2]
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses	1,198		1,071		988
Supplementary Insurance Information, Amortization of deferred policy acquisition costs	120		185		185
Supplementary Insurance Information, Other operating expenses	300	[2]	295	[2]	266	[2]
Supplementary Insurance Information, Premiums written	0		0		0
Retirement Plans Segment [Member]
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs	216		179		168
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses	14,905		14,313		13,628
Supplementary Insurance Information, Unearned premiums	0	[1]	0	[1]	0	[1]
Supplementary Insurance Information, Other policy claims and benefits payable	0	[1]	0	[1]	0	[1]
Supplementary Insurance Information, Net investment income	750	[2]	743	[2]	736	[2]
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses	482		473		457
Supplementary Insurance Information, Amortization of deferred policy acquisition costs	(28)		(2)		14
Supplementary Insurance Information, Other operating expenses	153	[2]	151	[2]	164	[2]
Supplementary Insurance Information, Premiums written	0		0		0
IPS - Life And NBSG [Member]
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs	1,717		1,557		1,442
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses	10,763		10,068		9,564
Supplementary Insurance Information, Unearned premiums	0	[1]	0	[1]	0	[1]
Supplementary Insurance Information, Other policy claims and benefits payable	0	[1]	0	[1]	0	[1]
Supplementary Insurance Information, Premium revenue	284		282		301
Supplementary Insurance Information, Net investment income	565	[2]	544	[2]	536	[2]
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses	875		849		787
Supplementary Insurance Information, Amortization of deferred policy acquisition costs	122		125		150
Supplementary Insurance Information, Other operating expenses	348	[2]	347	[2]	307	[2]
Supplementary Insurance Information, Premiums written	0		0		0
Corporate and Other Segment [Member]
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs	(365)		(172)		(471)
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses	2,443		1,399		748
Supplementary Insurance Information, Unearned premiums	0	[1]	0	[1]	0	[1]
Supplementary Insurance Information, Other policy claims and benefits payable	0	[1]	0	[1]	0	[1]
Supplementary Insurance Information, Premium revenue	29		26
Supplementary Insurance Information, Net investment income	39	[2]	16	[2]	2	[2]
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses	43		28		33
Supplementary Insurance Information, Amortization of deferred policy acquisition costs	(7)		66		226
Supplementary Insurance Information, Other operating expenses	254	[2]	188	[2]	180	[2]
Supplementary Insurance Information, Premiums written	$ 0		$ 0		$ 0

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.